Investments in securities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Investments in Securities

	$ million
	Dec 31, 2023	Dec 31, 2022
Equity securities:	1,605	1,533
Equity securities at fair value through other comprehensive income	1,605	1,533
Debt securities:	1,641	1,829
Debt securities at amortised cost	28	21
Debt securities at fair value through other comprehensive income	1,285	1,308
Debt securities at fair value through profit or loss	328	500
Total	3,246	3,362
At fair value
Measured by reference to prices in active markets for identical assets	1,983	1,884
Measured by reference to other observable inputs	92	158
Measured using predominantly unobservable inputs	1,143	1,299
Total	3,218	3,341
At cost	28	21
Total	3,246	3,362

Schedule of Investments in Securities Using Predominantly Unobservable Inputs

	$ million
	2023	2022
At January 1	1,299	1,707
Losses recognised in other comprehensive income	(126)	(206)
Purchases	146	142
Sales	(207)	(37)
Other movements	31	(307)
At December 31	1,143	1,299
[A]Based on expected dividend flows, adjusted for country and other risks as appropriate and discounted to their present value.